Organization and Description of Business (Details)	Nov. 12, 2021	Jan. 02, 2020
Hebei Huishitong Technology Inc. [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate		100.00%
Zhixin Group (Hong Kong) Co., Ltd. [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate	100.00%